Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2022
Income taxes and deferred taxes
Income taxes and deferred taxes

29.Income taxes and deferred taxes

The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Current tax income/(expense)	(1,179)	(2,984)	(104)
Deferred tax income/(expense)	10	4	11
Total Income tax income/(expense)	(1,169)	(2,980)	(93)

The current tax expense mainly relates to (i) income tax paid or payable by certain of the Company’s subsidiaries for an amount of €1.8 million (2021: €366,000), and (ii) a reversal of the liability for uncertain tax positions for an amount of €0.6 million (2021: an accrual of €2.6 million). The uncertain tax position was recorded following certain public rulings and guidance issued by tax authorities in one of the jurisdictions that the Company operates in. The current tax liability of €3.7 million also relates to a liability for uncertain tax positions for an amount of €2.0 million.

The increase described in (i) is mainly due to the fact that as of January 1, 2022, new tax regulations are in place in the US. In order to fully comply with internal revenue requirements, R&D expenses can no longer be deducted when incurred but instead they will be capitalized only for tax purposes and they will be amortized over a 5 year period. Due to this new regulation, the current tax expense and current tax liability amount to €1.6 million for the subsidiary in the United States. As the subsidiary is not expecting to generate significant profits in the near future, no deferred tax assets on temporary differences have been recognized at this stage.

The deferred tax relates to a subsidiary where some payroll accruals are temporary differences in the determination of the taxable income. These temporary differences generate deferred tax income/(expense) of €10,000 in 2022, €4,000 in 2021 and €11,000 in 2020.

The income tax expenses can be reconciled to the Company’s Belgian statutory income tax rate of 25.00% (25.00% in 2021) as follows:

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Loss for the period before taxes	(30,056)	(24,639)	(12,152)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	7,514	6,160	3,038
Foreign tax rate differential	69	8	58
Unrecognized DTA on tax losses and temporary differences	(9,058)	(5,650)	(2,681)
Non deductible expenses	(566)	(555)	(488)
Share based payments	(674)	(317)	—
Income not subject to tax	974	—	—
Tax adjustments to the previous period	—	(57)	—
Local income taxes	601	(2,618)	—
Other	(29)	49	(20)
Income tax at company effective tax rate	(1,169)	(2,980)	(93)
Company effective income tax rate	(3.89)%	(12.10)%	(0.77)%

The local income taxes in the effective tax rate reconciliation for the year ended December 31, 2021 mainly relates to the theoretical tax exposure on R&D costs in the Australian subsidiary.

The Belgian entity and the Australian entity both have historical losses that can be carried forward to future taxable income. The Belgian entity has tax losses for €108.2 million as at December 31, 2022 (2021: €79.0 million, 2020 : €56.3 million). The Australian entity has tax losses for €2.6 million as at December 31, 2022 (2021: €1.2 million, 2020: €0.8 million). Due to the fact that these entities are not expected to generate significant profits in the near future, no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage.

Deferred tax assets and liabilities are detailed below by nature of temporary differences for the year ended December 31, 2022 and 2021:

	As at December 31, 2022
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	4,125	—	4,125
Property, plant and equipment	—	(7)	(7)
Right-of-use assets	—	(634)	(634)
Other current assets	13	—	13
Financial debt (Recoverable Cash Advances and derivatives)	1,827	(44)	1,783
Lease liabilities	660	—	660
Other current liabilities	—	(29)	(29)
Tax-losses carried forward	27,744	—	27,744
Total gross deferred tax assets/(liabilities)	34,369	(714)	33,655
Netting by tax entity	(714)	714	—
Unrecognized deferred tax assets	(33,608)	—	(33,608)
Total deferred tax assets/(liabilities)	47	—	47

	As at December 31, 2021
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	3,034	(580)	2,454
Property, plant and equipment	—	—	—
Right-of-use assets	—	(636)	(636)
Financial debt (Recoverable Cash Advances and derivatives)	1,655	(65)	1,590
Lease liabilities	654	—	654
Retirement benefit obligations	20	—	20
Other current liabilities	—	(41)	(41)
Tax-losses carried forward	20,218	—	20,218
Total gross deferred tax assets/(liabilities)	25,581	(1,322)	24,259
Netting by tax entity	(1,317)	1,317	—
Unrecognized deferred tax assets	(24,218)	—	(24,218)
Total deferred tax assets/(liabilities)	46	(5)	41

The Company accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Company. As stated above, the entities accumulating tax losses are not expected to generate significant profits in the near future so no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage. The recognized deferred tax assets and liabilities in the consolidated balance sheets of the Company are positions that arise statutory in the subsidiary in Israel.